1933 ACT FILE NO. 33-37208                           1940 ACT FILE NO. 811-09943


                                    Form N-14
                       Securities and Exchange Commission
                             Washington, D.C. 20549

Registration Statement Under the Securities Act of 1933            [ ]
     Pre-Effective Amendment No.                                   [ ]
     Post-Effective Amendment No. 1                                [x]

                        (Check appropriate box or boxes.)

                                 PITCAIRN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             165 Township Line Road
                          Jenkintown Pennsylvania 19046

               (Address of Principal Executive Offices) (Zip Code)

                                  215-887-6700
              (Registrant's Telephone Number, including Area Code)


With Copy to:                                          (With Copy To):

Ruth S. Epstein, Esq.                                  Laura A. Corsell, Esq.
Dechert                                                7307 Elbow Lane
1775 Eye St., N.W.,                                    Philadelphia, PA 19119
Washington, DC 20006


                     (Name and Address of Agent for Service)


Title of Securities                     Shares of Beneficial Interest
being Registered:

Approximate Date of Proposed            This Registration Statement will become
Public Offering:                        effective on immediately upon filing
                                        pursuant to Rule 485(b) under the
                                        Securities Act of 1933.

Filing Fee:                             In reliance on Section 24(f) of the
                                        Investment Company Act of 1940,
                                        Registrant states that no fee is due
                                        with this filing.

This filing consists of the required facing page, Part C of Form N-14, and the Tax Opinion. All other information required to be included in a filing on Form N-14 is incorporated by reference from Registrant's prior filing, which was filed with the Commission on October 1, 2001, pursuant to Rule 488 under the Securities Act of 1933 and definitive materials filed by Registrant pursuant to Rule 497 of that Act on October 24, 2001.

                           PART C -- OTHER INFORMATION

ITEM 15. INDEMNIFICATION. State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for its own protection.

Reference is made to Article VII of the Registrant's Amended and Restated Declaration of Trust.

Reference is made to Article VI of the Registrant's By-Laws.

Reference is made to Article 7 of the Distribution Agreement between Pitcairn Funds and SEI Investment Distribution Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS. Subject to the rules on incorporation by reference, the following is a list of all exhibits filed as part of the registration statement.

     (1) copies of the charter of the Registrant as now in effect;

          Incorporated   herein  by  reference  to  Item  (a)(i)   contained  in
          Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 31, 2000.

     (2) copies of the existing bylaws or corresponding instruments of the Registrant;

          Incorporated herein by reference to Item (b) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 31, 2000.

     (3) copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

          Not Applicable

     (4) copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

          Incorporated   herein  by  reference   to  Item  16(4)   contained  in
          Registrant's Registration Statement on Form N-14, filed with the Securities and Exchange Commission on October 1, 2001.

     (5) copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          (Refer to Item 16(1) of this Part C.)

     (6) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          Incorporated herein by reference to Items (d)(1-4) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 31, 2000.

     (7) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          Incorporated herein by reference to Item (e) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 31, 2000.

     (8) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

     (9) copies of all  custodian  agreements  and  depository  contracts  under
     Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

          Incorporated herein by reference to Item (g) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 31, 2000 and February 27, 2001.

     (10) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action takes to revoke the plan;

          Not Applicable

      (11) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

          Form of Opinion of Counsel to Pitcairn -- Incorporated herein by reference to Item (i) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 31, 2000.

     (12) an opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          Opinion of Dechert - Filed Herewith

     (13) copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          Refer to Item 16(4) of this Part C.

     (14) copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by
     Section 7 of the 1933 Act;

          Consent of Stuart Fried, CPA and PricewaterhouseCoopers LLP -- Incorporated herein by reference to Item 16(14) contained in Registrant's Registration Statement on Form N-14, filed with the Securities and Exchange Commission on October 1, 2001.

     (15) all financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable

     (16) manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          Incorporated herein by reference to Items (q)(1-6) contained in Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 31, 2000.

     (17) any additional exhibits which the Registrant may wish to file.

          (a) Prospectus and Statement of Additional Information incorporated herein by reference to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 19, 2001;
          (b) Registrant's Annual Report to Shareholders and related Report of Accountants incorporated herein by reference to Form N-30D, filed with the Securities and Exchange Commission on December 28, 2000;
          (c) Registrant's unaudited Semi-Annual Report to Shareholders incorporated herein by reference to Form N-30D, filed with the Securities and Exchange Commission on June 27, 2001;

          (d) Annual Report to Shareholders and related Report of Accountants incorporated herein by reference to Kala Investment Corporation's Form N-30D, filed with the Securities and Exchange Commission on January 5, 2001;
          (e) Unaudited Semi-Annual Report to Shareholders incorporated herein by reference to Kala Investment Corporation's Form N-30D, filed with the Securities and Exchange Commission on July 9, 2001.

ITEM 17. UNDERTAKINGS.

(1)  Not Applicable
(2)  Not Applicable

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Jenkintown and State of Pennsylvania, on the 6th day of November, 2001.

                                   Pitcairn Funds

                                   By: /s/ Alvin A. Clay III
                                       ---------------------
                                   Alvin A. Clay III
                                   President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Averill R. Jarvis            Treasurer (Chief Financial     November 6, 2001
---------------------------      Officer)
William C. McCormick*


/s/ Alvin A. Clay III            Trustee (President and         November 6, 2001
---------------------------      Chief Executive Officer)
Alvin A. Clay III


/s/ Averill R. Jarvis            Trustee (Chairman and Vice     November 6, 2001
---------------------------      President)
Dirk Junge*


/s/ Averill R. Jarvis            Trustee                        November 6, 2001
---------------------------
George M. Chamberlain, Jr.*


/s/ Averill R. Jarvis            Trustee                        November 6, 2001
---------------------------
Carleton A. Holstrom*


/s/ Averill R. Jarvis            Trustee                        November 6, 2001
---------------------------
James R. Wood*


* By: /s/ Averill R. Jarvis
          Averill R. Jarvis
          As Attorney-in-Fact**

** Powers of attorney for Trustees are incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A as filed on July 31, 2000.

                                  EXHIBIT LIST:


Exhibit 1:     Opinion of Dechert [tax opinion]